SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Accumulated amortization	straight-line method
Impairment charges	$ 0	$ 0	$ 0
Advance from customers		132,492
Employee benefit compensation	22,353	23,837	123,441
Short term lease cost	$ 23,989	23,542	24,183
VAT rate	6.00%
Grant from government amount	$ 1,520	$ 3,187	$ 2,358
Minimum [Member]
Property, Plant and Equipment [Line Items]
GST rate	8.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
GST rate	9.00%
Intangible Assets, Amortization Period [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years